PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 1,947	$ 2,204
Additions	315	374
Deductions/Payments	(392)	(596)
Effects of foreign exchange and other movements	152	(35)
Provisions, ending balance	2,022	1,947
Short-term provisions	410	426	$ 770
Long-term provisions	1,612	1,521	$ 1,434
Environmental
Disclosure of other provisions [line items]
Provisions, beginning balance	745	697
Additions	64	108
Deductions/Payments	(57)	(65)
Effects of foreign exchange and other movements	63	5
Provisions, ending balance	815	745
Asset retirement obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	358	297
Additions	60	70
Deductions/Payments	(9)	(4)
Effects of foreign exchange and other movements	18	(5)
Provisions, ending balance	427	358
Site Restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	43	64
Additions	0	8
Deductions/Payments	(9)	(20)
Effects of foreign exchange and other movements	6	(9)
Provisions, ending balance	40	43
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	168	167
Additions	48	48
Deductions/Payments	(41)	(63)
Effects of foreign exchange and other movements	8	16
Provisions, ending balance	183	168
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	79	97
Additions	22	25
Deductions/Payments	(44)	(68)
Effects of foreign exchange and other movements	22	25
Provisions, ending balance	79	79
Litigation and other
Disclosure of other provisions [line items]
Provisions, beginning balance	413	463
Additions	64	66
Deductions/Payments	(173)	(71)
Effects of foreign exchange and other movements	24	(45)
Provisions, ending balance	328	413
Tax Claims
Disclosure of other provisions [line items]
Provisions, beginning balance	211	189
Additions	11	20
Deductions/Payments	(109)	(22)
Effects of foreign exchange and other movements	13	24
Provisions, ending balance	126	211
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	202	269
Additions	53	46
Deductions/Payments	(64)	(44)
Effects of foreign exchange and other movements	11	(69)
Provisions, ending balance	202	202
Other unasserted claims
Disclosure of other provisions [line items]
Provisions, beginning balance	0	5
Additions		0
Deductions/Payments		(5)
Effects of foreign exchange and other movements		0
Provisions, ending balance		0
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	26	273
Additions	18	18
Deductions/Payments	(22)	(254)
Effects of foreign exchange and other movements	2	(11)
Provisions, ending balance	24	26
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	115	146
Additions	39	31
Deductions/Payments	(37)	(51)
Effects of foreign exchange and other movements	9	(11)
Provisions, ending balance	$ 126	$ 115